BETTER 10Q - RESTRUCTURING AND IMPAIRMENTS - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	$ 11,119	$ 166,709	$ 247,693	$ 17,048
Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	5,285	0
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	1,554	94,015	102,261	17,048
Cumulative restructuring liability	120,900
Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	0	67,274	105,604	0
Cumulative restructuring liability	105,600
Impairment Of Right Of Use Asset
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	413	2,494
Cumulative restructuring liability	6,600
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	4,844	2,926	$ 4,042	$ 0
Cumulative restructuring liability	8,900
Operational Restructuring Program | Contract Termination
Restructuring Cost and Reserve [Line Items]
Impairment of right of use assets					$ 13,000
Operating lease liability removed					$ 13,000
Restructuring and impairment expenses (see Note 4)	5,300
Impairment of property and equipment	4,500	$ 0
Operational Restructuring Program | Contract Termination, Cash Payments To Third Party
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	4,700
Operational Restructuring Program | Contract Termination, Other Related Fees
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	$ 600